Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

21. Segment Information

The Group is mainly engaged in selling advertising time slots on its network of flat-panel digital advertising displays located in high traffic areas such as commercial locations and residential complexes. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has five reportable segments, which are LCD display network, in-store network, poster frame network, movie theater network and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes in 2010, as described in Note 1, the Group had an additional reportable segment, internet advertising, which was reclassified to discontinued operations for all periods presented. The movie theater and traditional outdoor billboards segments were combined in prior years, but have been separately disclosed for all periods presented.

The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$55,597,213	$—	$792,620,177
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	58,473,914	(59,977,124)	792,620,177
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	50,680,215	(59,977,124)	289,644,266

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$7,793,699	$—	$502,975,911

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

2009:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$9,435,983	$49,620,796	$—	$397,164,522
Net revenue — intersegment	26,383,298	3,523,819	994,136	—	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	9,435,983	50,677,539	(31,957,996)	397,164,522
Total cost of revenue	99,191,242	24,169,858	102,728,558	7,063,102	39,878,439	(31,957,996)	241,073,203

Gross profit / (loss)	$135,991,128	$9,700,146	$(2,771,936)	$2,372,881	$10,799,100	$—	$156,091,319

Major Customers

As of and for the years ended December 31, 2009, 2010 and 2011, there were no customers who accounted for 10% or more of the Group’s net revenues or accounts receivables.

Major Service lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2009		2010		2011
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousand of U.S. dollars, except percentages)
Net revenue:
LCD display network	$208,799,072	52.6%	$297,641,916	57.7%	$444,364,783	56.1%
In-store network	30,346,185	7.6%	37,777,154	7.3%	56,374,245	7.1%
Poster frame network	98,962,486	24.9%	121,893,079	23.6%	185,448,868	23.4%
Movie theater network	9,435,983	2.4%	18,094,945	3.5%	50,835,068	6.4%
Traditional outdoor billboards	49,620,796	12.5%	40,907,603	7.9%	55,597,213	7.0%

Total net revenue	$397,164,522	100.0%	$516,314,697	100.0%	$792,620,177	100%